Stockholders' equity - Stockholder's remuneration (Details) R$ / shares in Units, R$ in Millions, $ in Millions								6 Months Ended
	Jun. 30, 2021 R$ / shares	Jun. 17, 2021 USD ($)	Jun. 17, 2021 BRL (R$)	Mar. 15, 2021 USD ($)	Mar. 15, 2021 BRL (R$)	Feb. 25, 2021 USD ($)	Feb. 25, 2021 BRL (R$) R$ / shares	Jun. 30, 2021 USD ($)	Jun. 30, 2021 BRL (R$)
Stockholders' equity
Dividends recognised as distributions to owners		$ 2,200	R$ 11,046			$ 3,972	R$ 21,866
Remuneration (in dollars per share)	R$ 2.177096137						R$ 4.262386983
Stockholders' remuneration based on interest on capital				$ 762	R$ 4,288
Dividends recognised as distributions to owners of parent				$ 3,122	R$ 17,578			$ 5,043
Amount relates to anticipation of year end								724	R$ 3,634
Amount paid from company's profit reserves								$ 1,476	R$ 7,412